Stock Options and SARs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation vesting increments
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 13	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 84.58	$ 74.55	$ 47.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised Options	(160,408)	(36,599)
Share-based compensation expense	$ 12	$ 16	$ 23
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	120,000
Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	36,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	7 years 2 months 3 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 53.57
Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	5,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 3 months 1 day
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 62.28
Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	39,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 2 months 1 day
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 74.08
Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	40,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 3 months
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 84.67
Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	32,000		155,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 33.98		$ 25.16
Unrecognized compensation expense	$ 16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based compensation expense	$ 21	$ 29	$ 31
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Average Exercise Price	$ 70.46	$ 69.06	$ 68.36	$ 74.08
Expected Term	5 years	4 years 5 months 11 days	5 years 26 days
Expected volatility	43.61%	42.14%	51.69%
Risk-free interest rate	1.72%	1.51%	0.74%
Expected dividend yield	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at beginning of period	76,000	98,000	84,000
Exercised SARs	(40,000)	(3,000)
Forfeited	(1,000)	(19,000)	(18,000)
Non-vested at end of period	46,000	76,000	98,000
Granted SARS Weighted Average Exercise Price	$ 84.67		$ 53.57
Exercised SARs Weighted Average Exercise Price	71.15	$ 61.42	0
Forfeited or expired SARs Weighted Average Exercise Price	$ 76.28	$ 66.80	$ 68.06
Share-based Compensation Arangements by Share-Payment Award, Equity Awards other than options, excercisable, number	33,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Awards other than Options, Exerciable, Weighted-Average Exercisable Price	$ 70.09
Stock Appreciation Rights (SARs) [Member] | Employee Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 1	$ 3
Stock Appreciation Rights (SARs) [Member] | Accrued Employee Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 1	0
Stock Appreciation Rights (SARs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	7 years		10 years
Unrecognized compensation expense	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 33.98		$ 20.78
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based compensation expense	$ 1	$ 1	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	11,000		32,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	5 years		6 years
Expected volatility	43.61%		48.96%
Risk-free interest rate	1.72%		1.12%
Expected dividend yield	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Options Beginning Period	206,000	362,000	390,000
Granted Options	32,000		155,000
Exercised Options	(160,000)	(36,000)
Forfeited or expired Options	(4,000)	(120,000)	(183,000)
Outstanding Options Ending Period	74,000	206,000	362,000
Outstanding Options Weighted Average Exercise Price	$ 71.22	$ 68.74	$ 67.13	$ 72.26
Granted Options Weighted Average Exercise Price	84.67		53.57
Exercised Options Weighted Average Exercise Price	70.88	55.88
Forfeited or expired Options Weighted Average Exercise Price	$ 66.75	$ 67.81	$ 66.64
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	24,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 65.82
Stock Options [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	7 years		10 years
Unrecognized compensation expense	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based compensation expense	$ 0	$ 0	$ 3
Maximum [Member] | Stock Appreciation Rights (SARs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	1
Maximum [Member] | Stock Options [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 1